Land, furniture and equipment - Net: (Tables)	12 Months Ended
Dec. 31, 2024
Land, furniture and equipment - Net:
Schedule of land, furniture and equipment, net

			Foreign currency
	1/1/2023		translation		Additions		Disposals transfers		12/31/2023
Land	Ps.	193	Ps.	(16)		—		—	Ps.	177
Furniture & equipment		131,759		(1,556)	Ps.	9,584	Ps.	(445)		139,342
Machinery & equipment		160,786		(21,518)		12,600		—		151,868
Computer equipment		98,771		(14,363)		32,915		—		117,323
Transport equipment		39,429		(5,473)		12,227		—		46,183
Improvements to leased		—		—		—		—		—
premises		93,000		(17,609)		23,433		—		98,824
Accumulated depreciation		(352,934)		43,920		(60,687)		—		(369,701)
	Ps.	171,004	Ps.	(16,615)	Ps.	30,072	Ps.	(445)	Ps.	184,016

			Foreign currency
	1/1/2024		translation		Additions		Disposals transfers		12/31/2024
Land	Ps.	177	Ps.	15		—		—	Ps.	192
Furniture & equipment		139,342		3,267	Ps.	16,627		—		159,237
Machinery & equipment		151,868		40,650		26,354		—		218,872
Computer equipment		117,323		32,777		35,870		—		185,970
Transport equipment		46,183		10,847		9,533	Ps.	(3,397)		63,166
Improvements to leased		—		—		—		—		—
premises		98,824		27,922		33,814		—		160,560
Accumulated depreciation		(369,701)		(77,597)		(72,250)		—		(519,548)
	Ps.	184,016	Ps.	37,882	Ps.	49,948	Ps.	(3,397)	Ps.	268,450